Business acquisitions - Narrative (Details) - Spray Lake Acquisition $ in Millions, $ in Millions	Nov. 17, 2023 USD ($)	Dec. 01, 2021 CAD ($)
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash consideration	$ 102	$ 140